Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2014	2013	2012
Direct	$155,439	$155,193	$152,197
Assumed - non-affiliate	830	835	849
Ceded
Affiliate	(2,238)	(3,961)	(35,904)
Non-affiliate	(21,515)	(23,140)	(23,417)

Premiums and contract charges, net of reinsurance	$132,516	$128,927	$93,725

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2014	2013	2012
Direct	$227,796	$213,437	$196,463
Assumed - non-affiliate	381	1,008	709
Ceded
Affiliate	(8,363)	(6,440)	(4,865)
Non-affiliate	(6,535)	(4,288)	(11,393)

Contract benefits, net of reinsurance	$213,279	$203,717	$180,914

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2014	2013	2012
Direct	$123,747	$135,354	$150,355
Assumed - non-affiliate	15	25	17
Ceded
Non-affiliate	(5,158)	(5,468)	(6,032)

Interest credited to contractholder funds, net of reinsurance	$118,604	$129,911	$144,340